Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data (Unaudited)
Quarterly Financial Data (Unaudited)

13.    Quarterly Financial Data (Unaudited)

            Quarterly 2011 and 2010 data is summarized in the table below. Quarterly amounts may not equal annual amounts due to rounding.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2011
Total revenue	$1,019,874	$1,040,861	$1,074,360	$1,171,337
Operating income	450,890	467,572	483,598	533,082
Consolidated income from continuing operations	219,666	250,522	333,781	441,931
Net income available to common stockholders	179,412	205,121	274,000	362,929
Net income per share — Basic	0.61	0.70	0.93	1.24
Net income per share — Diluted	0.61	0.70	0.93	1.24
Weighted average shares outstanding	293,080,205	293,367,771	293,735,663	293,821,920
Diluted weighted average shares outstanding	293,290,496	293,402,353	293,758,135	293,832,555
2010
Total revenue	$925,071	$933,566	$979,275	$1,119,718
Operating income	426,916	415,467	397,794	504,062
Consolidated income from continuing operations	20,754	185,152	280,532	267,076
Net income available to common stockholders	9,373	152,504	230,624	217,923
Net income per share — Basic	$0.03	$0.52	$0.79	$0.74
Net income per share — Diluted	$0.03	$0.52	$0.79	$0.74
Weighted average shares outstanding	286,124,631	292,323,804	292,830,418	292,931,101
Diluted weighted average shares outstanding	286,438,373	292,613,735	293,089,128	293,160,767